35. FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments Tables
Gearing ratio

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Cash and cash equivalents	(137.4)	(187.6)
Financial debt, short-term	80.7	1.5
Financial debt, long-term	520.4	475.2
Net debt	463.7	289.1

Equity attributable to equity holders of the parent	493.7	658.2

ADJUSTED FOR
Effects from transactions with non-controlling interests 1	0.8	0.4
Total capital 2	494.5	658.6

Total net debt and capital	958.2	947.7
Gearing ratio	48.4%	30.5%
1	Represents the excess paid (received) above fair value of non-controlling interests on shares acquired (sold) as long as there is no change in control (IFRS 10.23)
2	Includes all capital and reserves that are managed as capital

Financial instruments

AT DECEMBER 31, 2017	FINANCIAL ASSETS
IN MILLIONS OF USD	Loans and receivables	at FVTPL 1	SUBTOTAL	NON-FINANCIAL ASSETS 2	TOTAL
Cash and cash equivalents	137.4	–	137.4	–	137.4
Trade receivables	4.6	–	4.6	–	4.6
Other accounts receivable	43.3	–	43.3	16.1	59.4
Other non-current assets	24.9	–	24.9	–	24.9
Total	210.2	–	210.2

	FINANCIAL LIABILITIES
IN MILLIONS OF USD	at amortized cost	at FVTPL 1	SUBTOTAL	NON-FINANCIAL LIABILITIES 2	TOTAL
Trade payables	97.1	–	97.1	–	97.1
Financial debt short-term	80.7	–	80.7	–	80.7
Other liabilities	94.0	–	94.0	38.1	132.1
Financial debt long-term	520.4	–	520.4	–	520.4
Other non-current liabilities	–	–	–	–	–
Total	792.2	–	792.2

AT DECEMBER 31, 2016	FINANCIAL ASSETS
IN MILLIONS OF USD	Loans and receivables	at FVTPL 1	SUBTOTAL	NON-FINANCIAL ASSETS 2	TOTAL
Cash and cash equivalents	187.6	–	187.6	–	187.6
Trade receivables	8.2	–	8.2	–	8.2
Other accounts receivable	26.2	–	26.2	21.1	47.3
Other non-current assets	24.4	–	24.4	6.7	31.1
Total	246.4	–	246.4

	FINANCIAL LIABILITIES
IN MILLIONS OF USD	at amortized cost	at FVTPL 1	SUBTOTAL	NON-FINANCIAL LIABILITIES 2	TOTAL
Trade payables	91.3	–	91.3	–	91.3
Financial debt short-term	1.5	–	1.5	–	1.5
Other liabilities	143.7	–	143.7	24.2	167.9
Financial debt long-term	475.2	–	475.2	–	475.2
Other non-current liabilities	1.1	–	1.1	–	1.1
Total	712.8	–	712.8
1	Financial assets and financial liabilities at fair value through profit and loss
2	Non-financial assets or non-financial liabilities comprise prepaid expenses and deferred income, which will not generate a cash outflow or inflow as well as other tax positions

Net income by IAS 39 valuation category

IN MILLIONS OF USD	LOANS AND RECEIVABLES	AT FVTPL	TOTAL
Interest income	1.8	–	1.8
Other finance income	0.1	–	0.1
From interest	1.9	–	1.9

Foreign exchange gain (loss) 1	1.1	–	1.1
Impairments / allowances 2	0.3	–	0.3
Total – from subsequent valuation	1.4	–	1.4

Net (expense) / income	3.3	–	3.3

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest expenses	(29.4)	–	(29.4)
Other finance expenses	(0.5)	–	(0.5)
From interest	(29.9)	–	(29.9)

Foreign exchange gain (loss) 1	0.2	–	0.2
Total – from subsequent valuation	0.2	–	0.2

Net (expense) / income	(29.7)	–	(29.7)
1	This position includes the foreign exchange gain (loss) recognized on third party and intercompany financial assets and liabilities through combined statement of comprehensive income
2	This position includes the income from the released impairments and allowances and recoveries during the period less the increase of impairments and allowances

IN MILLIONS OF USD	LOANS AND RECEIVABLES	AT FVTPL	TOTAL
Interest income	1.6	-	1.6
Other finance income	0.5	-	0.5
From interest	2.1	-	2.1

Foreign exchange gain (loss) 1	(0.3)	-	(0.3)
Impairments/allowances 2	(1.5)	-	(1.5)
Total – from subsequent valuation	(1.8)	-	(1.8)

Net (expense) / income	0.3	-	0.3

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest expenses	(29.1)	-	(29.1)
Other finance expenses	(0.5)	-	(0.5)
From interest	(29.6)	-	(29.6)

Foreign exchange gain (loss) 1	(0.1)	-	(0.1)
Total – from subsequent valuation	(0.1)	-	(0.1)

Net expense	(29.7)	-	(29.7)
1	This position includes the foreign exchange gain (loss) recognized on third party and intercompany financial assets and liabilities through combined statement of comprehensive income
2	This position includes the income from the released impairments and allowances and recoveries during the period less the increase of impairments and allowances

Foreign currency exposure

IN MILLIONS OF USD	USD 1	EURO	CAD	CHF	TOTAL
DECEMBER 31, 2017
Monetary assets	0.6	–	3.7	–	4.3
Monetary liabilities	6.3	0.1	–	0.2	6.6
Net currency exposure	(5.7)	(0.1)	3.7	(0.2)	(2.3)

DECEMBER 31, 2016
Monetary assets	0.1	10.3	–	–	10.4
Monetary liabilities	18.6	0.2	–	0.9	19.7
Net currency exposure	(18.5)	10.1	–	(0.9)	(9.3)
1	USD held by Canadian subsidiaries

Foreign exchange rate sensitivity

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Effect on the Statement of Comprehensive Income – profit (loss) of USD	(0.3)	(0.9)
Effect on the Statement of Comprehensive Income – profit (loss) of CAD	0.2	–
Effect on the Statement of Comprehensive Income – profit (loss) of EUR	–	0.5

Allocation of financial assets and liabilities to interest classes

	IN %		IN MILLIONS OF USD
AT DECEMBER 31, 2017	Average variable interest rate	Average fixed interest rate	Variable interest rate	Fixed interest rate	Total interest bearing	Non-interest bearing	TOTAL
Cash and cash equivalents	0.1%		6.6	–	6.6	130.8	137.4
Trade receivables			–	–	–	4.6	4.6
Other accounts receivable			–	–	–	43.3	43.3
Other non-current assets	7.3%		19.2	–	19.2	5.7	24.9
Financial assets			25.8	–	25.8	184.4	210.2

Trade payables			–	–	–	97.1	97.1
Financial debt, short-term			–	–	–	80.7	80.7
Other liabilities			–	–	–	94.0	94.0
Financial debt, long-term		5.7%	–	520.4	520.4	–	520.4
Other non-current liabilities			–	–	–	–	–
Financial liabilities			–	520.4	520.4	271.8	792.2

Net financial liabilities			(25.8)	520.4	494.6	87.4	582.0

	IN %		IN MILLIONS OF USD
AT DECEMBER 31, 2016	Average variable interest rate	Average fixed interest rate	Variable interest rate	Fixed interest rate	Total interest bearing	Non-interest bearing	TOTAL
Cash and cash equivalents	0.1%		184.8	–	184.8	2.8	187.6
Trade receivables			–	–	–	8.2	8.2
Other accounts receivable			–	–	–	26.2	26.2
Other non-current assets	7.0%		22.5	–	22.5	1.9	24.4
Financial assets			207.3	–	207.3	39.1	246.4

Trade payables			–	–	–	91.3	91.3
Financial debt, short-term			–	–	–	1.5	1.5
Other liabilities			–	–	–	143.7	143.7
Financial debt, long-term		5.9%	–	475.2	475.2	–	475.2
Other non-current liabilities			–	–	–	1.1	1.1
Financial liabilities			–	475.2	475.2	237.6	712.8

Net financial liabilities			(207.3)	475.2	267.9	198.5	466.4

Maturities for non-derivative financial assets and liabilities

AT DECEMBER 31, 2017 IN MILLIONS OF USD	1 – 6 MONTHS	6 – 12 MONTHS	1 – 2 YEARS	MORE THAN 2 YEARS	TOTAL
Cash and cash equivalents	137.5	–	–	–	137.5
Trade receivables	4.6	–	–	–	4.6
Other accounts receivable	43.3	–	–	–	43.3
Other non-current assets	0.8	0.8	3.0	24.9	29.5
Total cash inflows	186.2	0.8	3.0	24.9	214.9

Trade payables	97.1	–	–	–	97.1
Financial debt, short-term	13.1	67.6	–	–	80.7
Other liabilities	94.0	–	–	–	94.0
Financial debt, long-term	14.9	17.9	29.8	609.6	672.2
Other non-current liabilities	–	–	–	–	–
Total cash outflows	219.1	85.5	29.8	609.6	944.0

AT DECEMBER 31, 2016 IN MILLIONS OF USD	1 – 6 MONTHS	6 – 12 MONTHS	1 – 2 YEARS	MORE THAN 2 YEARS	TOTAL
Cash and cash equivalents	187.8	–	–	–	187.8
Trade receivables	8.2	–	–	–	8.2
Other accounts receivable	26.2	–	–	–	26.2
Other non-current assets	–	–	–	29.1	29.1
Total cash inflows	222.2	–	–	29.1	251.3

Trade payables	91.3	–	–	–	91.3
Financial debt, short-term	1.5	–	–	–	1.5
Other liabilities	143.7	–	–	–	143.7
Financial debt, long-term	14.1	14.1	28.2	582.2	638.6
Other non-current liabilities	–	–	–	1.1	1.1
Total cash outflows	250.6	14.1	28.2	583.3	876.2